SUMMARY PROSPECTUS
March 27, 2020 (As Amended August 27, 2020, and December 11, 2020)
MFS® Global Bond Fund
(Effective April 30, 2021, the name of the fund will change to MFS® Global Opportunistic Bond Fund)

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s reports to shareholders and statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated March 27, 2020, as may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus.

CLASS	TICKER SYMBOL
Class A	MGBAX
Class B	MGBBX
Class C	MGBDX
Class I	MGBJX
Class R1	MGBKX
Class R2	MGBLX
Class R3	MGBMX
Class R4	MGBNX
Class R6	MGBOX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action.  You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.
Effective May 1, 2021, the following sentence is added to the paragraph above:
Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

GLB-SUM-121120        Page 1 of 7

MFS Global Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.78%
Fee Reductions and/or Expense Reimbursements[1]	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.05% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.80% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.80% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.30% of the class' average daily net assets annually for Class R2 shares, and 0.74% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least March 31, 2021.

Effective May 1, 2021, the above table is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.08%	1.83%	1.83%	0.83%	1.83%	1.33%	1.08%	0.83%	0.73%
Fee Reductions and/or Expense Reimbursements[1]	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Effective May 1, 2021, Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.97% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.72% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.72% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.22% of the class' average daily net assets annually for Class R2 shares, and 0.64% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least March 31, 2023. For the period from August 1, 2020 to April 30, 2021, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.03% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.78% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.78% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.28% of the class' average daily net assets annually for Class R2 shares, and 0.72% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on

MFS Global Bond Fund

April 30, 2021.  For the period from December 1, 2018 to July 31, 2020, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.05% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.80% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.80% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.30% of the class' average daily net assets annually for Class R2 shares, and 0.74% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on July 31, 2020.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$528	$761	$1,013	$1,734
Class B Shares assuming
redemption at end of period	$583	$883	$1,209	$1,999
no redemption at end of period	$183	$583	$1,009	$1,999
Class C Shares assuming
redemption at end of period	$283	$583	$1,009	$2,194
no redemption at end of period	$183	$583	$1,009	$2,194
Class I Shares	$82	$273	$480	$1,077
Class R1 Shares	$183	$583	$1,009	$2,194
Class R2 Shares	$132	$429	$748	$1,650
Class R3 Shares	$107	$351	$615	$1,367
Class R4 Shares	$82	$273	$480	$1,077
Class R6 Shares	$76	$245	$429	$962

Effective May 1, 2021, the above table is restated in its entirety as follows:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$520	$733	$975	$1,668
Class B Shares assuming
redemption at end of period	$575	$855	$1,170	$1,933
no redemption at end of period	$175	$555	$970	$1,933
Class C Shares assuming
redemption at end of period	$275	$555	$970	$1,933
no redemption at end of period	$175	$555	$970	$1,933
Class I Shares	$74	$243	$439	$1,005
Class R1 Shares	$175	$555	$970	$2,130
Class R2 Shares	$124	$400	$708	$1,583
Class R3 Shares	$99	$322	$575	$1,298
Class R4 Shares	$74	$243	$439	$1,005
Class R6 Shares	$65	$216	$389	$890

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate bonds, foreign government securities, securitized instruments, and other obligations to repay money borrowed.
While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.
MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.
Effective April 30, 2021, the paragraph above is restated in its entirety with the two paragraphs below:

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.
MFS normally enters into currency hedging transactions to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.
MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Barclays Global Aggregate Bond Index (effective April 30, 2021, the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)) (the Index) less 15%.
MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market.
While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS Global Bond Fund

Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.
MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.
For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
The principal risks of investing in the fund are:
Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.
Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.
Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.
Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.
Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.
Effective April 30, 2021, the paragraph below is added:

The use of foreign exchange contracts to reduce foreign currency exposure will not completely eliminate the exposure to foreign currency movements.  In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.
Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.
Industry Concentration Risk:  The fund’s performance may be closely tied to the performance of issuers in any industry that accounts for a significant portion of the global bond market.
Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.
Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.
Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.
Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the

MFS Global Bond Fund

counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Effective April 30, 2021, the subsequent paragraph is restated in its entirety as follows:
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund's investment policies and strategies changed effective April 30, 2021. Performance information prior to December 1, 2014, reflects time periods when the fund had (i) a policy of focusing its investments on debt instruments of U.S. and foreign governments and (ii) a policy permitting the fund to invest up to 100% of its assets in less than investment grade quality debt instruments (lower quality debt instruments). The fund's investment policies and strategies changed effective December 1, 2014. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
Performance information reflects time periods when the fund had (i) a policy of focusing its investments on debt instruments of U.S. and foreign governments and (ii) a policy permitting the fund to invest up to 100% of its assets in less than investment grade quality debt instruments (lower quality debt instruments). The fund's investment policies and strategies changed effective December 1, 2014. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

During the period(s) shown in the bar chart, the highest quarterly return was 5.84% (for the calendar quarter ended March 31, 2016) and the lowest quarterly return was (7.30)% (for the calendar quarter ended December 31, 2016).
Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 6-2-2010)
Returns Before Taxes
B Shares	3.49%	0.97%	1.26%
C Shares	6.49%	1.35%	1.15%
I Shares	8.55%	2.39%	2.16%
R1 Shares	7.36%	1.38%	1.15%
R2 Shares	7.90%	1.84%	1.64%
R3 Shares	8.16%	2.11%	1.90%
R4 Shares	8.43%	2.37%	2.15%
R6 Shares	8.54%	2.50%	2.23%
A Shares	3.54%	1.21%	1.48%
Returns After Taxes on Distributions
A Shares	2.67%	0.72%	0.68%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.08%	0.71%	0.85%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays Global Aggregate Bond Index	6.84%	2.31%	2.78%

MFS Global Bond Fund

Effective April 30, 2021, the above table is restated in its entirety as follows:
Average Annual Total Returns
(For the Periods Ended December 31, 2019)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 6-2-2010)
Returns Before Taxes
B Shares	3.49%	0.97%	1.26%
C Shares	6.49%	1.35%	1.15%
I Shares	8.55%	2.39%	2.16%
R1 Shares	7.36%	1.38%	1.15%
R2 Shares	7.90%	1.84%	1.64%
R3 Shares	8.16%	2.11%	1.90%
R4 Shares	8.43%	2.37%	2.15%
R6 Shares	8.54%	2.50%	2.23%
A Shares	3.54%	1.21%	1.48%
Returns After Taxes on Distributions
A Shares	2.67%	0.72%	0.68%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.08%	0.71%	0.85%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	8.22%	3.57%	3.94%
Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged)	6.84%	2.31%	2.78%

Effective April 30, 2021, the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) replaced the Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged) as the primary performance comparison for the fund because the adviser believes the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) better reflects the fund's updated investment strategies as of April 30, 2021.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Investment Adviser
MFS serves as the investment adviser for the fund.
Portfolio Manager(s)

Portfolio Manager	Since	Title
Pilar Gomez-Bravo	2014	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Andy Li	2019	Investment Officer of MFS
Henry Peabody	September 2019	Investment Officer of MFS
Robert Persons	2014	Investment Officer of MFS
Erik Weisman	2010	Investment Officer of MFS
Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.
Effective April 30, 2021, the following is added to the table above:
Portfolio Manager	Since	Title
Ward Brown	April 2021	Investment Officer of MFS
Philipp Burgener	April 2021	Investment Officer of MFS
David Cole	April 2021	Investment Officer of MFS
Matt Ryan	April 2021	Investment Officer of MFS
Michael Skatrud	April 2021	Investment Officer of MFS

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).
The fund’s initial and subsequent investment minimums generally are as follows:
Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.
Taxes
If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your

MFS Global Bond Fund

shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.